Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Principles of Consolidation:
(a)
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation.

Use of Estimates:
(b)
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Accounting for Revenue, Voyage and Operating Expenses:
(c)
Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Some of the Partnership's time charters also include profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable monthly in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. A voyage charter is a contract, in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. Under a typical voyage charter, the vessel owner is paid on the basis of moving cargo from a loading port to a discharge port. In voyage charters the vessel owner is generally responsible for paying both vessel operating costs and voyage expenses, and the charterer generally is responsible for any delay at the loading or discharging ports. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or upon vessel arrival to the agreed upon port, based on the terms of a voyage contract that is not cancellable and voyage is deemed to end upon the completion of discharge of the delivered cargo. Revenues under voyage charter agreements are recognized on a pro-rata basis.

Time, bareboat and voyage charter revenues are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee, and collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter. Revenues from profit sharing arrangements in time charters represent a portion of time charter equivalent (voyage income less direct expenses, divided by operating days), that exceeds the agreed base rate and are recognized in the period earned.
 Deferred revenue represents cash and other assets received in advance of being earned and deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the rest as long-term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of commissions, port expenses, canal dues and bunkers. Commissions are expensed over the related charter period and all the other voyage expenses are expensed as incurred. In general, under time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer. For voyage charters, all voyage expenses are paid by the Partnership.
Vessel operating expenses presented in the consolidated financial statements mainly consist of:
  Management fees payable to the Partnership's manager, Capital Shipmanagement Corp. (the “Manager” or “CSM”) under three different types of Management agreements (Note 4); and
  Actual operating expenses such as crewing, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.
Vessel operating expenses are expensed as incurred.

Foreign Currency Transactions:
(d)     Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership's vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in other income in the accompanying consolidated statements of comprehensive income.

Cash and Cash Equivalents:
(e)      Cash and Cash Equivalents: The Partnership considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash:
(f)     Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash.

Trade Accounts Receivable, Net:
(g)     Trade Accounts Receivable, Net: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that it has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write off. As of December 31, 2016 and 2015 the respective write off amounted to $0 and $22, respectively.

Inventories:	(h) Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost or market value. The cost is determined by the first-in, first-out method.
Fixed Assets:
(i)      Fixed Assets: Fixed assets consist of vessels, which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership's vessels is depreciated; beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership's vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

Impairment of Long-Lived Assets:
(j)      Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.
In recent years, market conditions, as compared to previous years, have changed significantly as a result of the global credit crisis and resulting slowdown in world trade. Charter rates decreased and values of assets were affected. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its long-lived assets. The Partnership has performed an undiscounted cash flow test based on US GAAP as of December 31, 2016 and 2015, determining undiscounted projected net operating cash flows for the vessels and comparing them to the carrying values of the vessels, and any related intangible assets and liabilities. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership's historical performance and expectations for the vessels' utilization under the current deployment strategy. Based on these assumptions, the Partnership determined that the vessels' and their related intangible assets and liabilities were not impaired as of December 31, 2016 and 2015.

Intangible assets:
(k)
Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business or an asset at fair value. When an asset or a business that owns a vessel is acquired with an existing charter agreement, the Partnership determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. When determining present value, the Partnership uses Weighted Average Cost of Capital (“WACC”). The resulting above-market (assets) and below-market (liabilities) charters are amortized using the straight line method as a reduction and increase, respectively, to revenues over the remaining term of the charters.

Deferred charges, net:
(l)
Deferred charges net: are comprised mainly of dry docking costs. The Partnership's vessels are required to be dry docked every thirty to sixty months for major repairs and maintenance that cannot be performed while the vessels are under operation. The Partnership has adopted the deferral method of accounting for dry docking activities whereby costs incurred are deferred and amortized on a straight line basis over the period until the next scheduled dry docking activity.

Net Income Per Limited Partner Unit:
(m)
Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing the Partnership's net income less net income allocable to preferred unit holders, general partner's interest in net income (including incentive distribution rights) and net income allocable to unvested units, by the weighted-average number of common units outstanding during the period (Note 14). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

Segment Reporting:
(n)
Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Omnibus Incentive Compensation Plan:
(o)
Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive income. Units granted to employees are measured at their fair value equal to the market value of the Partnership's common units on the grant date. Unvested units granted to non-employees are initially and subsequently measured at their then current fair value as of the financial reporting dates. The units that contain a time-based service vesting condition are considered unvested units on the grant date and the total fair value of such units is recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates (Note 13).

Recent Accounting Pronouncements:
(p)
Recent Accounting Pronouncements: In January 2017, the Financial Accounting Standards Board (“FASB”) issued the Accounting Standard Update (“ASU”) 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. The Partnership is currently evaluating the impact, if any, of the adoption of this new standard.

In November 2016 the FASB issued the ASU 2016-18 - Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents.  Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Partnership's balance sheet and statement of comprehensive income. The Partnership has not elected early adoption.

In August 2016, the FASB issued the ASU 2016-15 - classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted, including adoption in an interim period. It must be applied retrospectively to all periods presented but may be applied prospectively from the earliest date practicable, if retrospective application would be impracticable. The Partnership believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.
In March 2016, the FASB issued the ASU No 2016-09, Stock Compensation, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance will be effective for the fiscal year beginning after December 15, 2016, including interim periods within that year. The Partnership believes that the implementation of this update will not have any material impact on its financial statements.
In February 2016, the FASB issued the ASU 2016-02, Leases (Topic 842). The main provision of this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. The FASB decided to not fundamentally change lessor accounting. However, some changes have been made to lessor accounting to conform and align that guidance with the lessee guidance and other areas within U.S. GAAP. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The Partnership is currently evaluating the impact, if any, of the adoption of this new standard.

In July 2015, the FASB issued the ASU 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. The Partnership believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

On May 28, 2014, the FASB issued the ASU No 2014-09 Revenue from Contracts with Customers. ASU 2014-09, as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Partnership believes that the implementation of this standard will not have a material impact on the financial statements since the revenues are generated largely from medium and long charters and has not elected early adoption.